INVESTMENT IN BIOCANCELL (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investment in BioCancell
	December 31,
	2014	2015

Investment in BioCancell	$85	$50